Note 10 - Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
Expected term (years)	7
Expected volatility	55%
Risk-free interest rate	2%
Dividend rate	—

Expected term (years)	7
Expected volatility	55%
Risk-free interest rate	2.0%
Dividend rate	—

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Intrinsic Value
Balance at December 31, 2018	7,954	$1,707.30	7.69	$—
Options expired	(433)	$3,015.01
Options forfeited	(105)	$1,929.52
Balance at September 30, 2019	7,416	$1,316.32	7.05	$—

Exercisable at September 30, 2019	7,181	$1,300.40	7.05	$—

Vested and expected to vest at September 30, 2019	7,416	$1,316.32	7.05	$—

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Intrinsic Value (in thousands)
Balance at December 31, 2017	7,664	$2,917.30		$—
Options granted	3,100	$16.70
Options exercised	—	$—
Options expired	(2,551)	$2,725.80
Options forfeited	(259)	$3,493.70
Balance at December 31, 2018	(7,954)	$1,707.30	7.69	$—

Exercisable at December 31, 2018	(4,330)	$2,469.70	6.41	—

Vested and expected to vest at December 31, 2018	(7,954)	$1,707.30	7.69	$—

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
Options Outstanding				Options Vested
		Weighted
		Average	Weighted		Weighted
	Options	Remaining	Average	Number	Average
Exercise	Outstanding	Contractual	Exercise	Exercisable	Exercise
Price	(in thousands)	Life	Price	(in thousands)	Price
$16.70	3,100	9.44	$16.70	—	$16.70
$204.00	5	8.56	$204.00	2	$204.00
$820.00	798	8.21	$820.00	679	$820.00
$1,052.00	47	8.18	$1,052.00	25	$1,052.00
$1,420.00	69	7.84	$1,420.00	69	$1,420.00
$1,472.00	11	7.80	$1,472.00	6	$1,472.00
$1,620.00	7	0.44	$1,620.00	7	$1,620.00
$1,800.00	2,704	5.99	$1,800.00	2,704	$1,800.00
$1,980.00	25	1.33	$1,980.00	25	$1,980.00
$4,364.00	10	6.18	$4,364.00	9	$4,364.00
$4,404.00	23	7.44	$4,404.00	23	$4,404.00
$4,952.00	18	7.33	$4,952.00	12	$4,952.00
$5,040.00	104	2.57	$5,040.00	104	$5,040.00
$5,184.00	150	7.19	$5,184.00	103	$5,184.00
$5,196.00	301	7.17	$5,196.00	236	$5,196.00
$5,940.00	11	2.74	$5,940.00	11	$5,940.00
$6,084.00	11	6.58	$6,084.00	9	$6,084.00
$7,844.00	118	6.89	$7,844.00	92	$7,844.00
$8,100.00	379	7.22	$8,100.00	186	$8,100.00
$8,820.00	63	8.20	$8,820.00	28	$8,820.00
	7,954	7.69	$1,707.57	4,330	$2,470.67

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term
Awards outstanding at December 31, 2018	294,066	$17.34	3.1
Awarded	764,151	$1.24
Released	(96,444)	$17.86
Forfeited	(20,205)	$20.46
Awards outstanding at September 30, 2019	941,568	$4.15	2.0

		Weighted Average	Weighted Average
		Grant Date	Remaining
	Number of	Fair	Contractual
	Shares	Value	Term

Awards outstanding at December 31, 2017	509	$2,377.80	2.87
Awarded	297,753	$15.00
Released	(128)	$2,739.70
Forfeited	(4,068)	$59.70
Awards outstanding at December 31, 2018	294,066	$17.34	3.09